UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Growth Fund
              Master Large Cap Growth Portfolio

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Growth Fund of Merrill Lynch Large Cap Series Funds,
Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                            Beneficial
                              Interest   Mutual Funds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                         $ 649,365,947   Master Large Cap Growth Portfolio                                            $ 664,978,834
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Mutual Funds (Cost - $629,372,626) - 100.1%                              664,978,834
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $629,372,626) - 100.1%                               664,978,834

                                         Liabilities in Excess of Other Assets - (0.1%)                                    (563,918)
                                                                                                                      -------------
                                         Net Assets - 100.0%                                                          $ 664,414,916
                                                                                                                      =============

Master Large Cap Growth Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                                Shares
Sector                   Industry                                 Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.8%                479,000  The Goodyear Tire & Rubber Co. (a)(e)         $   5,269,000
Discretionary - 19.2%    ----------------------------------------------------------------------------------------------------------
                         Automobiles - 1.2%                    145,000  Harley-Davidson, Inc. (e)                         8,265,000
                         ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &                 191,000  Darden Restaurants, Inc. (e)                      6,455,800
                         Leisure - 2.4%                        267,000  Starbucks Corp. (a)(e)                            9,147,420
                                                                                                                      -------------
                                                                                                                         15,603,220
                         ----------------------------------------------------------------------------------------------------------
                         Media - 3.2%                          147,000  Clear Channel Communications, Inc.                4,255,650
                                                                95,000  Omnicom Group (e)                                 8,408,450
                                                               293,000  Walt Disney Co. (e)                               8,699,170
                                                                                                                      -------------
                                                                                                                         21,363,270
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 3.6%               130,000  JC Penney Co., Inc.                               8,184,800
                                                               157,000  Kohl's Corp. (a)                                  8,890,910
                                                               202,000  Nordstrom, Inc.                                   6,928,600
                                                                                                                      -------------
                                                                                                                         24,004,310
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 8.0%               217,000  American Eagle Outfitters                         7,130,620
                                                               172,000  AnnTaylor Stores Corp. (a)                        7,062,320
                                                               185,000  Best Buy Co., Inc.                                8,387,900
                                                               299,000  Circuit City Stores, Inc.                         7,325,500
                                                                43,000  Dick's Sporting Goods, Inc. (a)                   1,565,630
                                                               202,000  Men's Wearhouse, Inc.                             6,284,220
                                                               223,000  Office Depot, Inc. (a)                            8,039,150
                                                               346,000  Staples, Inc.                                     7,480,520
                                                                                                                      -------------
                                                                                                                         53,275,860
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Consumer Discretionary                    127,780,660
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%  Beverages - 1.0%                      206,000  Pepsi Bottling Group, Inc.                        6,849,500
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 0.2%                   38,000  Campbell Soup Co.                                 1,393,840
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Consumer Staples                            8,243,340
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 3.8%            Oil, Gas & Consumable                  94,000  Anadarko Petroleum Corp.                          4,299,560
                         Fuels - 3.8%                          145,000  Holly Corp.                                       7,337,000
                                                                99,000  Sunoco, Inc.                                      6,884,460
                                                                89,000  Tesoro Corp.                                      6,657,200
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Energy                                     25,178,220
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 5.9%        Capital Markets - 2.9%                 77,000  Goldman Sachs Group, Inc. (e)                    11,761,750
                                                               116,000  Morgan Stanley                                    7,714,000
                                                                                                                      -------------
                                                                                                                         19,475,750
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 3.0%                      129,000  The Hanover Insurance Group, Inc.                 5,970,120
                                                                88,000  Prudential Financial, Inc.                        6,920,320
                                                               191,000  W.R. Berkley Corp.                                6,876,000
                                                                                                                      -------------
                                                                                                                         19,766,440
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Financials                                 39,242,190
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                                Shares
Sector                   Industry                                 Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare - 12.5%       Biotechnology - 0.9%                  183,000  ImClone Systems, Inc. (a)                     $   5,947,500
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &                98,000  Becton Dickinson & Co.                            6,460,160
                         Supplies - 1.0%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers &               190,000  Aetna, Inc.                                       5,983,100
                         Services - 6.4%                       128,000  AmerisourceBergen Corp.                           5,504,000
                                                               133,000  Cardinal Health, Inc.                             8,911,000
                                                               159,000  Caremark Rx, Inc.                                 8,395,200
                                                               118,000  Humana, Inc. (a)                                  6,599,740
                                                               148,000  McKesson Corp.                                    7,457,720
                                                                                                                      -------------
                                                                                                                         42,850,760
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Technology - 1.1%         594,000  Emdeon Corp. (a)                                  7,145,820
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools &                 217,000  Applera Corp. - Applied Biosystems Group          6,976,550
                         Services - 1.0%
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 2.1%                 61,000  Johnson & Johnson                                 3,815,550
                                                               143,000  Merck & Co., Inc.                                 5,758,610
                                                               156,000  Pfizer, Inc.                                      4,054,440
                                                                                                                      -------------
                                                                                                                         13,628,600
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Health Care                                83,009,390
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 20.8%      Aerospace & Defense - 4.8%             75,000  Boeing Co.                                        5,806,500
                                                               212,000  Honeywell International, Inc.                     8,204,400
                                                               126,000  Lockheed Martin Corp. (e)                        10,039,680
                                                               170,000  Raytheon Co.                                      7,661,900
                                                                                                                      -------------
                                                                                                                         31,712,480
                         ----------------------------------------------------------------------------------------------------------
                         Air Freight & Logistics - 0.4%         63,000  CH Robinson Worldwide, Inc. (e)                   2,884,140
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 2.0%                       302,000  AMR Corp. (a)(e)                                  6,644,000
                                                               243,000  Continental Airlines, Inc. Class B (a)            6,400,620
                                                                                                                      -------------
                                                                                                                         13,044,620
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services &                  69,000  Corporate Executive Board Co.                     6,486,000
                         Supplies - 4.0%                       117,000  Manpower, Inc.                                    6,959,160
                                                               314,000  Steelcase, Inc. Class A                           4,612,660
                                                               248,000  Waste Management, Inc.                            8,526,240
                                                                                                                      -------------
                                                                                                                         26,584,060
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 2.9%           111,000  Rockwell Automation, Inc. (e)                     6,879,780
                                                               153,000  Roper Industries, Inc.                            6,915,600
                                                               119,000  Thomas & Betts Corp. (a)                          5,632,270
                                                                                                                      -------------
                                                                                                                         19,427,650
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.6%       124,000  General Electric Co.                              4,053,560
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 4.5%                       67,000  Caterpillar, Inc.                                 4,748,290
                                                                62,000  Cummins, Inc. (e)                                 7,254,000
                                                               110,000  Joy Global, Inc.                                  4,127,200
                                                               180,000  Manitowoc Co.                                     7,066,800

Master Large Cap Growth Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                                Shares
Sector                   Industry                                 Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               163,000  Toro Co.                                      $   6,749,830
                                                                                                                      -------------
                                                                                                                         29,946,120
                         ----------------------------------------------------------------------------------------------------------
                         Road & Rail - 1.6%                    128,000  Ryder System, Inc. (e)                            6,451,200
                                                               157,000  Swift Transportation Co., Inc. (a)                4,199,750
                                                                                                                      -------------
                                                                                                                         10,650,950
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Industrials                               138,303,580
-----------------------------------------------------------------------------------------------------------------------------------
Information              Communications Equipment - 4.4%       992,000  Cisco Systems, Inc. (a)                          17,707,200
Technology - 33.5%                                             494,000  Motorola, Inc.                                   11,243,440
                                                                                                                      -------------
                                                                                                                         28,950,640
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 3.6%        391,000  Hewlett-Packard Co.                              12,476,810
                                                               140,000  NCR Corp. (a)                                     4,499,600
                                                               393,000  Western Digital Corp. (a)                         6,893,220
                                                                                                                      -------------
                                                                                                                         23,869,630
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                454,000  AVX Corp.                                         6,873,560
                         Instruments - 3.0%                    225,000  Agilent Technologies, Inc. (a)(e)                 6,399,000
                                                               501,000  Vishay Intertechnology, Inc. (a)                  7,029,030
                                                                                                                      -------------
                                                                                                                         20,301,590
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 4.3%                    275,000  Ceridian Corp. (a)                                6,602,750
                                                               150,000  CheckFree Corp. (a)                               6,675,000
                                                               282,000  Electronic Data Systems Corp. (e)                 6,739,800
                                                               155,000  Global Payments, Inc.                             6,593,700
                                                                62,000  Paychex, Inc.                                     2,119,160
                                                                                                                      -------------
                                                                                                                         28,730,410
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor        240,000  Analog Devices, Inc.                              7,759,200
                         Equipment - 8.9%                      315,000  Intersil Corp. Class A                            7,405,650
                                                               863,000  LSI Logic Corp. (a)                               7,076,600
                                                               175,000  Lam Research Corp. (a)(e)                         7,278,250
                                                               302,000  National Semiconductor Corp. (e)                  7,024,520
                                                               148,000  Novellus Systems, Inc. (a)                        3,745,880
                                                               329,000  Nvidia Corp. (a)                                  7,280,770
                                                               385,000  Texas Instruments, Inc. (e)                      11,465,300
                                                                                                                      -------------
                                                                                                                         59,036,170
                         ----------------------------------------------------------------------------------------------------------
                         Software - 9.3%                       616,000  BEA Systems, Inc. (a)                             7,231,840
                                                               321,000  BMC Software, Inc. (a)                            7,517,820
                                                               457,000  Cadence Design Systems, Inc. (a)(e)               7,398,830
                                                               199,000  Citrix Systems, Inc. (a)                          6,322,230
                                                               585,000  Compuware Corp. (a)                               4,089,150
                                                               175,000  Fair Isaac Corp. (e)                              5,911,500
                                                               248,000  Intuit, Inc. (a)(e)                               7,655,760

Master Large Cap Growth Portfolio of Master Large Cap Series Trust
Schedule of Investments as of July 31, 2006                    (in U.S. dollars)

                                                                Shares
Sector                   Industry                                 Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                               374,000  Microsoft Corp.                               $   8,987,220
                                                               362,000  Synopsys, Inc. (a)                                6,479,800
                                                                                                                      -------------
                                                                                                                         61,594,150
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Information Technology                    222,482,590
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.1%         Metals & Mining - 3.1%                 73,000  Carpenter Technology Corp.                        7,183,200
                                                               130,000  Freeport-McMoRan Copper & Gold, Inc.
                                                                        Class B                                           7,092,800
                                                               118,000  Nucor Corp.                                       6,274,060
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Materials                                  20,550,060
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks
                                                                        (Cost - $629,184,421) - 100.0%                  664,790,030
                         ----------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                          $    513,640  Merrill Lynch Liquidity Series, LLC Cash
                                                                        Sweep Series I, 5.07% (b)(c)                        513,640
                                                           104,559,277  Merrill Lynch Liquidity Series, LLC Money
                                                                        Market Series, 5.33%  (b)(c)(d)                 104,559,277
                         ----------------------------------------------------------------------------------------------------------
                                                                        Total Short-Term Securities
                                                                        (Cost - $105,072,917) - 15.8%                   105,072,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $734,257,338*) - 115.8%                 769,862,947

                                                                        Liabilities in Excess of
                                                                        Other Assets - (15.8%)                         (104,884,113)
                                                                                                                      -------------
                                                                        Net Assets - 100.0%                           $ 664,978,834
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 737,107,255
                                                                  =============
      Gross unrealized appreciation                               $  65,954,027
      Gross unrealized depreciation                                 (33,198,335)
                                                                  -------------
      Net unrealized appreciation                                 $  32,755,692
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net           Interest
      Affiliate                                      Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                        $    329,914     $     78,522
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                        $ 68,859,877     $     46,566
      --------------------------------------------------------------------------

(c)   Represents the current yield as of July 31, 2006.

Master Large Cap Growth Portfolio of Master Large Cap Series Trust Schedule of Investments as of July 31, 2006

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Large Cap Growth Fund and Master Large Cap Growth Portfolio

Date: September 20, 2006